Subsidiary Guarantors	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Subsidiary Guarantors

NOTE 12—SUBSIDIARY GUARANTORS

The Company has issued 13.5% Senior Subordinated Notes guaranteed by certain of its subsidiaries (the “Guarantor Subsidiaries”). The Guarantor Subsidiaries are direct or indirect wholly-owned domestic subsidiaries of the Company. The subsidiaries of the Company that do not guarantee the 13.5% Senior Subordinated Notes (“Non-guarantor Subsidiaries”) are direct or indirect wholly-owned subsidiaries of the Company and include the Company’s operations in Canada and a non-operating subsidiary in the United States that holds an investment of $374 million in principal, $277 million net of the discount at July 29, 2012, of the Company’s 13.5% Senior Subordinated Notes, which is eliminated in consolidation.

In connection with the 13.5% Senior Subordinated Notes, the Company determined the need for compliance with Rule 3-10 of SEC Regulation S-X (“Rule 3-10”). In lieu of providing separate audited financial statements for the Guarantor Subsidiaries, the Company has included the accompanying Condensed Consolidating Financial Statements in accordance with Rule 3-10(d) of SEC Regulation S-X. The following supplemental financial information sets forth, on a consolidating basis, the condensed statements of operations and comprehensive income (loss), the condensed balance sheets, and the condensed statements of cash flows for the parent company issuer of the 13.5% Senior Subordinated Notes HD Supply, Inc. (the “Parent Issuer”), for the Guarantor Subsidiaries and for the Non-guarantor Subsidiaries and total consolidated HD Supply, Inc. and subsidiaries (amounts in millions):

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Three Months Ended July 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$1,954	$105	$—	$2,059
Cost of sales	—	1,388	77	—	1,465

Gross Profit	—	566	28	—	594
Operating expenses:
Selling, general and administrative	16	371	21	—	408
Depreciation and amortization	3	79	1	—	83

Total operating expenses	19	450	22	—	491
Operating Income (Loss)	(19)	116	6	—	103
Interest expense	179	75	—	(96)	158
Interest (income)	(75)	—	(21)	96	—
Net (earnings) loss of equity affiliates	(65)	—	—	65	—
Other (income) expense, net	—	—	—	—	—

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(58)	41	27	(65)	(55)
Provision (benefit) for income taxes	(2)	(6)	9	—	1

Income (Loss) from Continuing Operations	(56)	47	18	(65)	(56)
Income (loss) from discontinued operations, net of tax	—	—	—	—	—

Net Income (Loss)	$(56)	$47	$18	$(65)	$(56)
Other comprehensive income – foreign currency translation adjustment	(3)	—	(3)	3	(3)

Total Comprehensive Income (Loss)	$(59)	$47	$15	$(62)	$(59)

	Three Months Ended July 31, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$1,770	$105	$—	$1,875
Cost of sales	—	1,264	78	—	1,342

Gross Profit	—	506	27	—	533
Operating expenses:
Selling, general and administrative	18	347	20	—	385
Depreciation and amortization	3	79	—	—	82

Total operating expenses	21	426	20	—	467
Operating Income (Loss)	(21)	80	7	—	66
Interest expense	178	74	1	(94)	159
Interest (income)	(74)	—	(20)	94	—
Net (earnings) loss of equity affiliates	(20)	—	—	20	—
Other (income) expense, net	—	—	—	—	—

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(105)	6	26	(20)	(93)
Provision (benefit) for income taxes	6	—	9	—	15

Income (Loss) from Continuing Operations	(111)	6	17	(20)	(108)
Income (loss) from discontinued operations, net of tax	10	(4)	1	—	7

Net Income (Loss)	$(101)	$2	$18	$(20)	$(101)
Other comprehensive income – foreign currency translation adjustment	(1)	—	(1)	1	(1)

Total Comprehensive Income (Loss)	$(102)	$2	$17	$(19)	$(102)

	Six Months Ended July 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$3,690	$205	$—	$3,895
Cost of sales	—	2,627	151	—	2,778

Gross Profit	—	1,063	54	—	1,117
Operating expenses:
Selling, general and administrative	36	726	43	—	805
Depreciation and amortization	7	158	1	—	166

Total operating expenses	43	884	44	—	971
Operating Income (Loss)	(43)	179	10	—	146
Interest expense	367	150	—	(193)	324
Interest (income)	(150)	(2)	(41)	193	—
Net (earnings) loss of equity affiliates	(72)	—	—	72	—
Other (income) expense, net	220	—	—	—	220

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(408)	31	51	(72)	(398)
Provision (benefit) for income taxes	16	(3)	21	—	34

Income (Loss) from Continuing Operations	(424)	34	30	(72)	(432)
Income (loss) from discontinued operations, net of tax	8	8	—	—	16

Net Income (Loss)	$(416)	$(42)	$30	$(72)	$(416)
Other comprehensive income – foreign currency translation adjustment	—	—	—	—	—

Total Comprehensive Income (Loss)	$(416)	$(42)	$30	$(72)	$(416)

	Six Months Ended July 31, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$3,282	$201	$—	$3,483
Cost of sales	—	2,342	148	—	2,490

Gross Profit	—	940	53	—	993
Operating expenses:
Selling, general and administrative	36	677	42	—	755
Depreciation and amortization	6	157	1	—	164

Total operating expenses	42	834	43	—	919
Operating Income (Loss)	(42)	106	10	—	74
Interest expense	357	148	1	(189)	317
Interest (income)	(148)	(1)	(40)	189	—
Net (earnings) loss of equity affiliates	27	—	—	(27)	—
Other (income) expense, net	(1)	—	—	—	(1)

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(277)	(41)	49	27	(242)
Provision (benefit) for income taxes	8	8	19	—	35

Income (Loss) from Continuing Operations	(285)	(49)	30	27	(277)
Income (loss) from discontinued operations, net of tax	20	(11)	3	—	12

Net Income (Loss)	$(265)	$(60)	$33	$27	$(265)
Other comprehensive income – foreign currency translation adjustment	7	—	7	(7)	7

Total Comprehensive Income (Loss)	$(258)	$(60)	$40	$20	$(258)

CONDENSED CONSOLIDATING BALANCE SHEETS

	July 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$34	$25	$31	$—	$90
Receivables, net	14	1,019	89	(21)	1,101
Inventories	—	939	58	—	997
Deferred tax asset	—	84	2	(50)	36
Intercompany receivable	—	1	—	(1)	—
Other current assets	9	36	2	—	47

Total current assets	57	2,104	182	(72)	2,271

Property and equipment, net	63	321	5	—	389
Goodwill	—	3,272	7	—	3,279
Intangible assets, net	—	575	4	—	579
Deferred tax asset	89	—	6	(95)	—
Investment in subsidiaries	3,371	—	—	(3,371)	—
Intercompany notes receivable	2,774	582	—	(3,356)	—
Other assets	114	4	280	(277)	121

Total assets	$6,468	$6,858	$484	$(7,171)	$6,639

LIABILITIES AND STOCKHOLDER’S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$9	$729	$41	$—	$779
Accrued compensation and benefits	35	65	4	—	104
Current installments of long-term debt	10	—	—	—	10
Deferred tax liabilities	70	—	—	(70)	—
Intercompany payable	—	—	1	(1)	—
Other current liabilities	214	106	10	(21)	309

Total current liabilities	338	900	56	(92)	1,202

Long-term debt, excluding current installments	6,035	—	7	(277)	5,765
Deferred tax liabilities	—	195	—	(75)	120
Intercompany notes payable	582	2,774	—	(3,356)	—
Other liabilities	347	32	7	—	386

Total liabilities	7,302	3,901	70	(3,800)	7,473

Stockholder’s equity (deficit)	(834)	2,957	414	(3,371)	(834)

Total liabilities and stockholder’s equity (deficit)	$6,468	$6,858	$484	$(7,171)	$6,639

	January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$49	$12	$50	$—	$111
Receivables, net	4	922	97	(21)	1,002
Inventories	—	1,027	81	—	1,108
Deferred tax asset	—	89	2	(33)	58
Other current assets	8	34	5	—	47

Total current assets	61	2,084	235	(54)	2,326

Property and equipment, net	61	331	6	—	398
Goodwill	—	3,143	8	—	3,151
Intangible assets, net	—	731	4	—	735
Deferred tax asset	158	—	6	(164)	—
Investment in subsidiaries	3,456	—	—	(3,456)	—
Intercompany notes receivable	2,774	641	—	(3,415)	—
Other assets	122	6	261	(261)	128

Total assets	$6,632	$6,936	$520	$(7,350)	$6,738

LIABILITIES AND STOCKHOLDER’S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$21	$648	$45	$—	$714
Accrued compensation and benefits	42	93	5	—	140
Current installments of long-term debt	82	—	—	—	82
Deferred tax liabilities	33	—	—	(33)	—
Other current liabilities	284	104	11	(21)	378

Total current liabilities	462	845	61	(54)	1,314

Long-term debt, excluding current installments	5,641	—	—	(261)	5,380
Deferred tax liabilities	—	275	—	(164)	111
Intercompany notes payable	641	2,774	—	(3,415)	—
Other liabilities	316	37	8	—	361

Total liabilities	7,060	3,931	69	(3,894)	7,166

Stockholder’s equity (deficit)	(428)	3,005	451	(3,456)	(428)

Total liabilities and stockholder’s equity (deficit)	$6,632	$6,936	$520	$(7,350)	$6,738

CONDENSED CONSOLIDATING CASH FLOW STATEMENTS

	Six Months Ended July 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$(318)	$(18)	$37	$(25)	$(324)

Cash flows from investing activities
Capital expenditures	(14)	(38)	—	—	(52)
Proceeds from sale of property and equipment	—	2	—	—	2
Purchase of debt investments	—	—	(1)	1	—
Payment for a business acquired	—	(196)	—	—	(196)
Proceeds from sale of a business	463	—	1	—	464
Proceeds from (payments of) intercompany notes	—	59	—	(59)	—
Investments (return of capital) in equity affiliates	(169)	—	—	169	—
Other investing activities	—	—	(3)	—	(3)

Net cash flows from investing activities	280	(173)	(3)	111	215

Cash flows from financing activities
Dividend payment	—	—	(25)	25	—
Equity contribution (return of capital)	—	204	(35)	(169)	—
Borrowings (repayments) of intercompany notes	(59)	—	—	59	—
Borrowings of long-term debt	2,817	—	—	—	2,817
Repayments of long-term debt	(3,287)	—	—	(1)	(3,288)
Borrowings on long-term revolver	997	—	7	—	1,004
Repayments of long-term revolver	(372)	—	—	—	(372)
Debt issuance and modification fees	(73)	—	—	—	(73)

Net cash flows from financing activities	23	204	(53)	(86)	88

Effect of exchange rates on cash	—	—	—	—	—

Net increase (decrease) in cash & cash equivalents	$(15)	$13	$(19)	$—	$(21)
Cash and cash equivalents at beginning of period	49	12	50	—	111

Cash and cash equivalents at end of period	$34	$25	$31	$—	$90

	Six Months Ended July 31, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$(268)	$(21)	$(7)	$—	$(296)

Cash flows from investing activities
Capital expenditures	(8)	(27)	—	—	(35)
Proceeds from sales of property and equipment	—	4	—	—	4
Purchase of investments	(21)	—	—	—	(21)
Proceeds from sale of a business	—	—	11	—	11
Payments for a business acquired	—	(21)	—	—	(21)
Proceeds from (payments of) intercompany notes	—	71	—	(71)	—

Net cash flows from investing activities	(29)	27	11	(71)	(62)

Cash flows from financing activities
Borrowings (repayments) of intercompany notes	(71)	—	—	71	—
Repayments of long-term debt	(5)	—	—	—	(5)
Borrowings on long-term revolver	632	—	—	—	632
Repayments of long-term revolver	(472)	—	—	—	(472)

Net cash flows from financing activities	84	—	—	71	155

Effect of exchange rates on cash	—	—	2	—	2

Net increase (decrease) in cash & cash equivalents	$(213)	$6	$6	$—	$(201)
Cash and cash equivalents at beginning of period	249	8	35	—	292

Cash and cash equivalents at end of period	$36	$14	$41	$—	$91

NOTE 16—SUBSIDIARY GUARANTORS

The Company has issued 12.0% Senior Notes and 13.5% Senior Subordinated Notes (collectively the “Notes”) guaranteed by certain of its subsidiaries (the “Guarantor Subsidiaries”). The Guarantor Subsidiaries are direct or indirect wholly-owned domestic subsidiaries of the Company. The subsidiaries of the Company that do not guarantee the Notes (“Non-guarantor Subsidiaries”) are direct or indirect wholly-owned subsidiaries of the Company and include the Company’s operations in Canada and a non-operating subsidiary in the United States that holds an investment of $373 million in principal, $261 million net of the discount at January 29, 2012, of the Company’s 13.5% Senior Subordinated Notes, which is eliminated in consolidation.

In connection with the Notes, the Company determined the need for compliance with Rule 3-10 of SEC Regulation S-X (“Rule 3-10”). In lieu of providing separate audited financial statements for the Guarantor Subsidiaries, the Company has included the accompanying Condensed Consolidating Financial Statements in accordance with Rule 3-10(d) of SEC Regulation S-X. The following supplemental financial information sets forth, on a consolidating basis, the condensed statements of operations, the condensed balance sheets, and the condensed statements of cash flows for the parent company issuer of the Notes HD Supply, Inc. (the “Parent Issuer”), for the Guarantor Subsidiaries and for the Non-guarantor Subsidiaries and total consolidated HD Supply, Inc. and subsidiaries (amounts in millions):

CONDENSED CONSOLIDATING INCOME STATEMENTS

	Fiscal Year Ended January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$6,630	$398	$—	$7,028
Cost of sales	—	4,720	294	—	5,014

Gross Profit	—	1,910	104	—	2,014
Operating expenses:
Selling, general and administrative	78	1,372	82	—	1,532
Depreciation and amortization	12	313	2	—	327

Total operating expenses	90	1,685	84	—	1,859
Operating Income (Loss)	(90)	225	20	—	155
Interest expense	722	298	1	(382)	639
Interest (income)	(299)	(3)	(80)	382	—
Net loss of equity affiliates	30	—	—	(30)	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(543)	(70)	99	30	(484)
Provision (benefit) for income taxes	32	10	37	—	79

Income (Loss) from Continuing Operations	(575)	(80)	62	30	(563)
Loss from discontinued operations, net of tax	32	(15)	3	—	20

Net Income (Loss)	$(543)	$(95)	$65	$30	$(543)

	Fiscal Year Ended January 30, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$6,085	$364	$—	$6,449
Cost of sales	—	4,339	269	—	4,608

Gross Profit	—	1,746	95	—	1,841
Operating expenses:
Selling, general and administrative	82	1,302	71	—	1,455
Depreciation and amortization	16	322	3	—	341
Restructuring	—	8	—	—	8

Total operating expenses	98	1,632	74	—	1,804
Operating Income (Loss)	(98)	114	21	—	37
Interest expense	701	298	—	(376)	623
Interest (income)	(298)	(4)	(74)	376	—
Other (income) expense, net	(1)	—	—	—	(1)
Net loss of equity affiliates	178	—	—	(178)	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(678)	(180)	95	178	(585)
Provision (benefit) for income taxes	(17)	6	39	—	28

Income (Loss) from Continuing Operations	(661)	(186)	56	178	(613)
Loss from discontinued operations, net of tax	42	(49)	1	—	(6)

Net Income (Loss)	$(619)	$(235)	$57	$178	$(619)

	Fiscal Year Ended January 31, 2010
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$5,987	$326	$—	$6,313
Cost of sales	—	4,301	244	—	4,545

Gross Profit	—	1,686	82	—	1,768
Operating expenses:
Selling, general and administrative	83	1,304	66	—	1,453
Depreciation and amortization	22	334	3	—	359
Restructuring	1	21	(1)	—	21
Goodwill impairment	—	196	23	—	219

Total operating expenses	106	1,855	91	—	2,052
Operating Income (Loss)	(106)	(169)	(9)	—	(284)
Interest expense	679	305	—	(382)	602
Interest (income)	(304)	(11)	(67)	382	—
Other (income) expense, net	(206)	7	(9)	—	(208)
Net loss of equity affiliates	348	—	—	(348)	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(623)	(470)	67	348	(678)
Provision (benefit) for income taxes	(70)	(148)	20	—	(198)

Income (Loss) from Continuing Operations	(553)	(322)	47	348	(480)
Loss from discontinued operations, net of tax	39	(72)	(1)	—	(34)

Net Income (Loss)	$(514)	$(394)	$46	$348	$(514)

CONDENSED CONSOLIDATING BALANCE SHEETS

	January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$49	$12	$50	$—	$111
Receivables, net	4	922	97	(21)	1,002
Inventories	—	1,027	81	—	1,108
Deferred tax asset	—	89	2	(33)	58
Other current assets	8	34	5	—	47

Total current assets	61	2,084	235	(54)	2,326

Property and equipment, net	61	331	6	—	398
Goodwill	—	3,143	8	—	3,151
Intangible assets, net	—	731	4	—	735
Deferred tax asset	158	—	6	(164)	—
Investment in subsidiaries	3,456	—	—	(3,456)	—
Intercompany notes receivable	2,774	641	—	(3,415)	—
Other assets	122	6	261	(261)	128

Total assets	$6,632	$6,936	$520	$(7,350)	$6,738

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$21	$648	$45	$—	$714
Accrued compensation and benefits	42	93	5	—	140
Current installments of long-term debt	82	—	—	—	82
Deferred tax liabilities	33	—	—	(33)	—
Other current liabilities	284	104	11	(21)	378

Total current liabilities	462	845	61	(54)	1,314

Long term debt, excluding current installments	5,641	—	—	(261)	5,380
Deferred tax liabilities	—	275	—	(164)	111
Intercompany notes payable	641	2,774	—	(3,415)	—
Other liabilities	316	37	8	—	361

Total liabilities	7,060	3,931	69	(3,894)	7,166

Stockholders’ equity	(428)	3,005	451	(3,456)	(428)

Total liabilities and stockholders’ equity	$6,632	$6,936	$520	$(7,350)	$6,738

	January 30, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$249	$8	$35	$—	$292
Receivables, net	2	830	75	—	907
Inventories	—	958	77	—	1,035
Deferred tax asset	40	62	4	(4)	102
Intercompany receivable	—	3	—	(3)	—
Other current assets	9	35	1	—	45

Total current assets	300	1,896	192	(7)	2,381

Property and equipment, net	62	322	6	—	390
Goodwill	—	3,132	18	—	3,150
Intangible assets, net	—	988	4	—	992
Deferred tax asset	117	—	—	(117)	—
Investment in subsidiaries	2,752	—	—	(2,752)	—
Intercompany notes receivable	3,054	304	—	(3,358)	—
Other assets	172	4	203	(203)	176

Total assets	$6,457	$6,646	$423	$(6,437)	$7,089

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$20	$730	$55	$—	$805
Accrued compensation and benefits	32	80	6	—	118
Current installments of long-term debt	10	—	—	—	10
Intercompany payables	—	—	3	(3)	—
Other current liabilities	157	104	11	—	272

Total current liabilities	219	914	75	(3)	1,205

Long term debt, excluding current installments	5,423	—	—	(184)	5,239
Deferred tax liabilities	—	222	—	(121)	101
Intercompany notes payable	304	3,054	—	(3,358)	—
Other liabilities	415	45	7	(19)	448

Total liabilities	6,361	4,235	82	(3,685)	6,993

Stockholders’ equity	96	2,411	341	(2,752)	96

Total liabilities and stockholders’ equity	$6,457	$6,646	$423	$(6,437)	$7,089

	Fiscal Year Ended January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$(629)	$458	$6	$—	$(165)
Cash flows from investing activities
Capital expenditures	(15)	(98)	(2)	—	(115)
Proceeds from sales of property and equipment	—	4	—	—	4
Payments for businesses acquired	—	(21)	—	—	(21)
Proceeds from sale of a business	117	—	11	—	128
Purchase of investments	(21)	(2)	—	—	(23)
Proceeds from sale of investments	21	—	—	—	21
Proceeds from (payments of) intercompany notes	—	(337)	—	337	—

Net cash flows from investing activities	102	(454)	9	337	(6)
Cash flows from financing activities
Borrowings (repayments) of intercompany notes	337	—	—	(337)	—
Repayments of long-term debt	(10)	—	—	—	(10)
Borrowings on long-term revolver	1,053	—	—	—	1,053
Repayments of long-term revolver	(1,053)	—	—	—	(1,053)

Net cash flows from financing activities	327	—	—	(337)	(10)
Effect of exchange rates on cash	—	—	—	—	—

Net increase (decrease) in cash & cash equivalents	$(200)	$4	$15	$—	$(181)
Cash and cash equivalents at beginning of period	249	8	35	—	292

Cash and cash equivalents at end of period	$49	$12	$50	$—	$111

	Fiscal Year Ended January 30, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$452	$83	$16	$—	$551
Cash flows from investing activities
Capital expenditures	(6)	(41)	(2)	—	(49)
Proceeds from sales of property and equipment	—	4	—	—	4
Proceeds from (payments of) intercompany notes	—	(46)	—	46	—
Return of investment	33	—	—	(33)	—

Net cash flows from investing activities	27	(83)	(2)	13	(45)
Cash flows from financing activities
Equity contribution (return of capital)	1	—	(33)	33	1
Borrowings (repayments) of intercompany notes	46	—	—	(46)	—
Repayments of long-term debt	(40)	—	—	—	(40)
Borrowings on long-term revolver	178	—	—	—	178
Repayments of long-term revolver	(860)	—	—	—	(860)
Debt modification and issuance costs	(34)	—	—	—	(34)

Net cash flows from financing activities	(709)	—	(33)	(13)	(755)
Effect of exchange rates on cash	—	—	2	—	2

Net increase (decrease) in cash & cash equivalents	$(230)	$—	$(17)	$—	$(247)
Cash and cash equivalents at beginning of period	479	8	52	—	539

Cash and cash equivalents at end of period	$249	$8	$35	$—	$292

	Fiscal Year Ended January 31, 2010
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$51	$16	$13	$(11)	$69
Cash flows from investing activities
Capital expenditures	(9)	(48)	(1)	—	(58)
Proceeds from sales of property and equipment	1	7	—	—	8
Refunds (payments) for businesses acquired, net of cash acquired	22	(16)	(3)	3	6
Proceeds from sale of a business	6	—	—	(3)	3
(Payments for) proceeds from debt & other investments	—	5	(67)	62	—
Investments in equity affiliates	(62)	—	—	62	—
Proceeds from (payments of) intercompany notes	12	39	—	(51)	—

Net cash flows from investing activities	(30)	(13)	(71)	73	(41)
Cash flows from financing activities
Equity contribution	—	—	51	(51)	—
Borrowings (repayments) of intercompany notes	(39)	(12)	—	51	—
Repayments of long-term debt	(10)	—	—	(62)	(72)
Borrowings on long-term revolver	5	—	—	—	5
Repayments of long-term revolver	(196)	—	—	—	(196)

Net cash flows from financing activities	(240)	(12)	51	(62)	(263)
Effect of exchange rates on cash	—	—	3	—	3

Net increase (decrease) in cash & cash equivalents	(219)	(9)	(4)	—	(232)
Cash and cash equivalents at beginning of period	698	17	56	—	771

Cash and cash equivalents at end of period	$479	$8	$52	$—	$539